Property, plant and equipment	6 Months Ended
Jun. 30, 2018
Property, plant and equipment
Property, plant and equipment

5. Property, plant and equipment, net

	6/30/2018	12/31/2017
	(€ in thousands)
Land, buildings and leasehold improvements	17,325	17,415
Plant and machinery (includes assets under finance lease)	7,670	8,650
Other facilities, factory and office equipment	1,476	1,625
Assets under construction and prepayments made	79	8
Total	26,550	27,698
Thereof pledged assets of Property, Plant and Equipment	6,833	7,046
Leased assets included in Property, Plant and Equipment:	417	881
Printers	258	613
Printers leased to customers under operating lease	--	97
Other factory equipment	159	171